                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE
                               -------------------

Report for the Calendar Year or Quarter Ended:      March 31, 2001

Check here if Amendment [  ];       Amendment Number:
This Amendment (Check only one):         [  ]  is a restatement.
                                         [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       CIGNA Corporation
Address:    One Liberty Place
            Philadelphia, PA  19192-1550


Form 13F File Number:      28-1157

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Kathryn Pietrowiak
Title:     Assistant Corporate Secretary
Phone:     860-726-8908

Signature, Place, and Date of Signing:

/s/ Kathryn Pietrowiak
--------------------------------------------------------------------------------
[Signature]

Bloomfield, CT
--------------------------------------------------------------------------------
[City, State]

May 11, 2001
--------------------------------------------------------------------------------
[Date]

Report Type (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number 28-2293

Name:     TimesSquare Capital Management, Inc.

                              FORM 13F SUMMARY PAGE
                              ---------------------

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   37

Form 13F Information Table Value Total:   $92,001        (thousands)


List of Other Included Managers:

       Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


                                                      FORM 13F INFORMATION TABLE
------------------------------------------------------------------------------------------------------------------------------------
NAME OF                   TITLE      CUSIP      VALUE      SHRS OR SH/PRN   PUT/ INVESTMENT OTHER           VOTING AUTHORITY
ISSUER                    OF CLASS              (X$1000)   PRN AMT          CALL DISCRETION MANAGERS    SOLE     SHARED      NONE
--------                  --------   --------   --------   ------- -------- ---- --------   -------- --------- --------- -----------
COLUMN 1                  COLUMN 2   COLUMN 3   COLUMN 4           COLUMN 5      COLUMN 6   COLUMN 7           COLUMN 8
--------                  --------   --------   --------   --------------------- ---------  -------- --------- --------- -----------
ALCAN INC                 COM        013716105     1,908    53,000 SH            DEFINED                53,000
AMERICA MOVIL ADR SERIES  SPON ADR L 02364W105     1,175    80,000 SH            DEFINED                                    80,000
ARACRUZ CELULOSE S A SPON SPON ADR B 038496204       251    19,000 SH            DEFINED                19,000
BRASIL TELECOM PART SA AD SP ADR PFD 105530109     1,163    30,000 SH            DEFINED                                    30,000
BRAZIL FUND INC COMMON US COM        105759104     1,500    99,000 SH            DEFINED                99,000
BROOKSTONE INC            COM        114537103       813    47,130 SH            DEFINED                10,242
CHECKPOINT SOFTWARE TECH  ORD        M22465104     1,815    38,520 SH            DEFINED                38,520
CIGNA CORP                COM        125509109    31,403   292,500 SH            DEFINED               292,500
COMPANIA ANONIMA NACIONAL SPON ADR D 204421101       679    35,000 SH            DEFINED                35,000
DEVON ENERGY CORPORATION  COM        25179M103       659    11,330 SH            DEFINED                 4,397
EL PASO CORP              COM        28336L109     4,164    63,764 SH            DEFINED                63,764
EMBOTELLADORA ANDINA ADR  SPON ADR B 29081P303       490    50,000 SH            DEFINED                                    50,000
EMBRATEL PARTICIPACOES AD SP ADR PFD 29081N100       744    80,000 SH            DEFINED                                    80,000
EMPRESA NACIONAL ELECRTIC SPON ADR   29244T101     1,648   144,600 SH            DEFINED               144,600
GENERAL COMMUNICATION I-C CL A       369385109       179    19,931 SH            DEFINED                19,931
GRUPO TELEVISA ADR  (REP  SP ADR REP 40049J206       667    20,000 SH            DEFINED                20,000
INDIA FUND INC. USD0.001  COM        454089103     4,428   434,542 SH            DEFINED               434,542
INFOSYS TECHNOLOGIES ADR  SPON ADR   456788108       439     6,800 SH            DEFINED                                     6,800
LAN CHILE S.A. ADR        SPON ADR   501723100       315    37,130 SH            DEFINED                37,130
MATAV RT-SPONSORED ADR    SPON ADR   559776109       516    35,615 SH            DEFINED                35,615
MERRILL LYNCH & CO INC    COM        590188108       216     3,900 SH            DEFINED                 3,900
MEXICO FUND INC USD 1     COM        592835102       785    50,000 SH            DEFINED                50,000
MINNESOTA MINING & MANUFA COM        604059105       229     2,200 SH            DEFINED                 2,200
MSDW INDIA INVESTMENT FUN COM        61745C105     1,572   179,000 SH            DEFINED                                   179,000
NORTEL NETWORKS CORP (NEW COM        656568102       137    10,000 SH            DEFINED                10,000
PETROLEO BRASILEIRO ADR   SPON ADR   71654V101     2,174   100,000 SH            DEFINED                                   100,000
ROYAL DUTCH PETROLEUM     NY REG GLD 780257804     8,449   151,720 SH            DEFINED                 3,900
SOUTHERN PERU COPPER CORP COM        843611104       601    44,000 SH            DEFINED                44,000
SPDR TR                   UNIT SER 1 78462F103     5,920    51,264 SH            DEFINED                51,264
TELECOM CORP OF NEW ZEALA SPON ADR   879278208       699    38,000 SH            DEFINED                38,000
TELECOM DE CHILE ADR REP  SP ADR NEW 204449300       400    30,800 SH            DEFINED                30,800
TELEFONOS DE MEXICO SA    SP ADR ORD 879403780     3,465   110,000 SH            DEFINED               110,000
TEVA PHARMACEUTICALS INDS ADR        881624209       905    16,530 SH            DEFINED                16,530
TREX COMPANY INC          COM        89531P105     9,208   296,932 SH            DEFINED                27,551
TUBOS DE ACERE MEX        ADR NEW    898592506       515    46,900 SH            DEFINED                46,900
VALE RIO DOCE ADR (REP 25 SP ADR PFD 204412100     1,372    55,000 SH            DEFINED                                    55,000
VIMPEL-COMMUNICATION-SP A SPON ADR   68370R109       397    29,000 SH            DEFINED                29,000
